Business Developments (Acquisition of HC Consumer Finance Philippines, Inc & PT Home Credit Indonesia) (Details) - JPY (¥) ¥ in Millions			1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Oct. 02, 2023	Jun. 01, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Business Developments [Line Items]
Goodwill			¥ 493,758	¥ 493,758	¥ 493,758	¥ 558,164	¥ 493,758	¥ 296,772
Customer relationships
Business Developments [Line Items]
Weighted average amortization period, in years						16 years	13 years
PT Adira Dinamika Multi Finance Tbk | HC Indonesia
Business Developments [Line Items]
Ownership percentage by NCI owners			4.90%	4.90%	4.90%		4.90%
HC Philippines
Business Developments [Line Items]
Percentage of voting interests acquired		100.00%
Payments to acquire businesses		¥ 69,841
Assets acquired		137,577
Net loans receivables acquired		108,359
Liabilities acquired		96,152
Long-term debt liabilities acquired		43,891
Goodwill		28,196
Intangible assets		¥ 9,373
Weighted average amortization period, in years		5 years 8 months 12 days
Revenues					¥ 58,394
Earnings or loss of acquiree since acquisition date					¥ 4,129
Acquired loan at fair value at acquisition date		¥ 104,391
Acquired loan unpaid principal balance		109,032
Contractual loans not expected to be collected		4,100
Finite-lived intangible assets, purchase accounting adjustments							¥ 1,669	1,560
HC Philippines | Customer relationships
Business Developments [Line Items]
Intangible assets		¥ 6,137
Weighted average amortization period, in years		7 years 6 months
HC Philippines | Krungsri
Business Developments [Line Items]
Percentage of voting interests acquired		75.00%
HC Philippines | MUFG Union Bank
Business Developments [Line Items]
Percentage of voting interests acquired		25.00%
HC Indonesia
Business Developments [Line Items]
Assets acquired	¥ 44,178
Net loans receivables acquired	24,949
Liabilities acquired	30,494
Goodwill	18,034
Intangible assets	¥ 3,964
Weighted average amortization period, in years	6 years 10 months 24 days
Revenues				¥ 14,569
Earnings or loss of acquiree since acquisition date				¥ 327
Acquired loan at fair value at acquisition date	¥ 25,768
Acquired loan unpaid principal balance	27,389
Contractual loans not expected to be collected	1,505
Short term borrowings acquired	¥ 22,299
Finite-lived intangible assets, purchase accounting adjustments							¥ 577	¥ 539
HC Indonesia | Customer relationships
Business Developments [Line Items]
Intangible assets		¥ 3,582
Weighted average amortization period, in years		7 years 1 month 6 days
HC Indonesia | Krungsri and PT Adira Dinamika Multi Finance Tbk
Business Developments [Line Items]
Percentage of voting interests acquired	84.80%
Payments to acquire businesses	¥ 31,812
HC Indonesia | Krungsri
Business Developments [Line Items]
Percentage of voting interests acquired	75.00%
Consideration transferred			¥ 4,896
Equity interest in acquiree, including subsequent acquisition,			80.00%	80.00%	80.00%		80.00%
HC Indonesia | PT Adira Dinamika Multi Finance Tbk
Business Developments [Line Items]
Percentage of voting interests acquired	9.80%
HC Consumer Finance Philippines and PT Home Credit Indonesia
Business Developments [Line Items]
Acquisition related costs							¥ 1,044